Cash and cash equivalents:	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
Note 5 - Cash and cash equivalents:

	December 31,

	2017		2018

Cash and cash held at banks	Ps	4,417,791	Ps	3,713,072
Short-term investments		240,701		841,295
Fiduciary rights (*)		18,962		30,140

Total cash and cash equivalents	Ps	4,677,454	Ps	4,584,507

(*)	Corresponds to the fiduciary’s agreement 2875 of Airplan, Company’s subsidiary, signed with Fiduciaria Bancolombia to administer the resources of the concession contract. See Notes 8.2 and 18.5.

5.1) Restricted cash and cash equivalents

At December 31, 2017 and 2018 restricted cash and cash equivalents includes Ps
106,350
and Ps
47,332
,  respectively, that amount was collected by Aerostar from PFCs and are restricted to funding investment projects in airport infrastructure authorized by the FAA.  See Notes 18.6 and 9.